                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                      Fairfield, Ohio        May 11, 2009
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total         6,100
                                          (thousands)

List of Other Included Managers:

No.   File No.                  Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation

                                  COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
                               --------------   ---------   ---------   ----------------
           ISSUER              TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
----------------------------   --------------   ---------   ---------   ----------------   ------
GENUINE PARTS CO                   COMMON       372460105       448          15,000          SH
JOHNSON & JOHNSON                  COMMON       478160104     1,315          25,000          SH
PROCTER & GAMBLE CORPORATION       COMMON       742718109     4,337          92,109          SH
                                                                              6,100

                                  COLUMN 6      COLUMN 7           COLUMN 8
                               --------------   --------   ------------------------
           ISSUER              INVESTMENT DIS   OTH MGRS     SOLE     SHARED   NONE
----------------------------   --------------   --------   --------   ------   ----
GENUINE PARTS CO                SHARED-OTHER       01         --      15,000    --
JOHNSON & JOHNSON               SHARED-OTHER       01         --      25,000    --
PROCTER & GAMBLE CORPORATION    SHARED-OTHER       01         --      92,109    --